Consolidated Statements of Change in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 0	$ 621	$ 29,427,440	$ (27,073,168)	$ 2,354,893
Net loss	0	0	0	(15,966,294)	(15,966,294)
Net settled RSUs	0	0	(4,320)	0	(4,320)
Shares issued for prepaid services	0	1	99,999	0	100,000
Equity financing, net of issuance costs	0	160	5,440,498	0	5,440,658
Share-based compensation	0	7	1,279,529	0	1,279,536
Reclassification of historical warrants					0
Balance at Dec. 31, 2023	0	789	36,243,146	(43,039,462)	(6,795,527)
Net loss	0	0	0	(10,753,038)	(10,753,038)
Net settled RSUs	0	0	(51,432)	0	(51,432)
Equity financing, net of issuance costs	0	207	5,813,679	0	5,813,886
Share-based compensation	0	28	1,693,786	0	1,693,814
Stock options exercised	0	0	6,000	0	6,000
Reclassification of historical warrants	0	0	(2,130,167)		(2,130,167)
Balance at Dec. 31, 2024	$ 0	$ 1,024	$ 41,575,012	$ (53,792,500)	$ (12,216,464)